Cover Page Document	Feb. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 08, 2023
Entity Registrant Name	FARMER BROTHERS CO
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34249
Entity Tax Identification Number	95-0725980
Entity Address, Address Line One	1912 Farmer Brothers Drive,
Entity Address, City or Town	Northlake,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76262
City Area Code	682
Local Phone Number	549-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	FARM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000034563